Taxation - Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 922	€ 1,010
Deferred tax asset recognised	764	763
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	1	1
More than 1 year but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	4	2
Deferred tax asset recognised	17	2
- more than 5 years but less than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	92	83
Deferred tax asset recognised		1
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	824	923
Deferred tax asset recognised	€ 746	€ 759